Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value
The table below presents our assets and liabilities measured at fair value on a recurring basis as of March 31, 2021, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Derivative financial instruments	$—	$3,800,000	$—	$3,800,000

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Derivative financial instruments	$—	$5,255,000	$—	$5,255,000

The table below presents our assets and liabilities measured at fair value on a recurring basis as of
December 31, 2020
, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Derivative financial instruments	$—	$5,255,000	$—	$5,255,000
The table below presents our assets and liabilities measured at fair value on a recurring basis as of December
31
,
2019
, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Derivative financial instruments	$—	$4,385,000	$—	$4,385,000

Schedule of carrying amounts and estimated fair values of financial instruments	The carrying amounts and estimated fair values of such financial instruments as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021		December 31, 2020
	Carrying Amount(1)	Fair Value	Carrying Amount(1)	Fair Value
Financial Liabilities:
Mortgage loans payable	$17,708,000	$20,785,000	$17,827,000	$22,052,000
Line of credit and term loans	$480,146,000	$481,716,000	$475,176,000	$477,651,000

(1)	Carrying amount is net of any discount/premium and deferred financing costs.
The carrying amounts and estimated fair values of such financial instruments as of December 31, 2020 and 2019 were as follows:

	December 31,
	2020		2019
	Carrying Amount(1)	Fair Value	Carrying Amount(1)	Fair Value
Financial Liabilities:
Mortgage loans payable	$17,827,000	$22,052,000	$26,070,000	$26,677,000
Line of credit and term loans	$475,176,000	$477,651,000	$393,217,000	$396,891,000

(1)	Carrying amount is net of any discount/premium and deferred financing costs.